Property, Plant and Equipment, Net - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Property Plant And Equipment [Abstract]
Depreciation charge	$ 844,000,000	$ 785,000,000	$ 727,000,000
Tax incentives and capital investment funding	10,000,000	54,000,000	149,000,000
Reduction in depreciation charges due to public funding	59,000,000	53,000,000	42,000,000
Cash proceeds from sale of property, plant and equipment	4,000,000	7,000,000	1,000,000
Impairment of long-lived assets	$ 0	$ 3,000,000	$ 0